Fair value measurement of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of liabilities	The following table shows the Group’s financial assets and liabilities measured at fair value on a recurring basis and identifies which of the three valuation levels the assets and liabilities have been classified into as of December 31, 2025 and 2024. For description of the fair value levels, see Note 2. No transfers between levels have been made during 2025 or 2024.

	December 31, 2025
Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Consumer receivables at fair value through P&L ..	—	—	400	400
Consumer receivables at fair value through OCI ..	—	—	386	386
Derivatives .....................................................................	$—	$21	$—	$21
Equity investments .......................................................	7	—	8	15
Total financial assets .....................................................	$7	$21	$794	$822
Liabilities
Derivatives .....................................................................	$—	$13	$—	$13
Convertible notes .........................................................	—	—	—	—
Total financial liabilities .................................................	$—	$13	$—	$13

	December 31, 2024
Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Consumer receivables at fair value through OCI ..	$—	$—	$—	$—
Consumer receivables at fair value through P&L ..	—	—	2	2
Derivatives .....................................................................	—	10	—	10
Equity investments .......................................................	9	—	15	24
Total financial assets .....................................................	$9	$10	$17	$36
Liabilities
Derivatives .....................................................................	$—	$61	$—	$61
Convertible notes .........................................................	—	—	—	—
Total financial liabilities .................................................	$—	$61	$—	$61

Disclosure of fair value measurement of assets	The following table shows the Group’s financial assets and liabilities measured at fair value on a recurring basis and identifies which of the three valuation levels the assets and liabilities have been classified into as of December 31, 2025 and 2024. For description of the fair value levels, see Note 2. No transfers between levels have been made during 2025 or 2024.

	December 31, 2025
Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Consumer receivables at fair value through P&L ..	—	—	400	400
Consumer receivables at fair value through OCI ..	—	—	386	386
Derivatives .....................................................................	$—	$21	$—	$21
Equity investments .......................................................	7	—	8	15
Total financial assets .....................................................	$7	$21	$794	$822
Liabilities
Derivatives .....................................................................	$—	$13	$—	$13
Convertible notes .........................................................	—	—	—	—
Total financial liabilities .................................................	$—	$13	$—	$13

	December 31, 2024
Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Consumer receivables at fair value through OCI ..	$—	$—	$—	$—
Consumer receivables at fair value through P&L ..	—	—	2	2
Derivatives .....................................................................	—	10	—	10
Equity investments .......................................................	9	—	15	24
Total financial assets .....................................................	$9	$10	$17	$36
Liabilities
Derivatives .....................................................................	$—	$61	$—	$61
Convertible notes .........................................................	—	—	—	—
Total financial liabilities .................................................	$—	$61	$—	$61

Disclosure of analysis of movements in level 3 assets and liabilities	The following tables show a reconciliation of the opening and closing balances of Level 3 financial assets and liabilities which are recorded at fair value.

	Financial assets
	Equity investments	Consumer receivables at fair value through P&L	Consumer receivables at fair value through OCI
Balance as of January 1, 2024 .....................................................................	$26	$—	$—
Receivables originated to be sold ...........................................................	—	3,261	—
Gain/(loss) in statement of profit or loss (1) ..........................................	(11)	(30)	—
of which: unrealized gain/(loss) ...............................................................	(11)	—	—
of which: realized gain/(loss) ....................................................................	—	(30)	—
Receivables sold to third parties .............................................................	—	(3,229)	—
Balance as of December 31, 2024 ...............................................................	$15	$2	$—
Receivables originated to be sold	—	17,246	1,147
Receivables sold to third parties .............................................................	—	(16,684)	(465)
Consumer receivables repaid ..................................................................	—	—	(333)
Gain/(loss) in statement of profit or loss[1] ..............................................	(7)	(164)	37
of which: unrealized gain/(loss) ...............................................................	(7)	—	12
of which: realized gain/(loss) ....................................................................	—	(164)	25
Balance as of December 31, 2025 ...............................................................	$8	$400	$386
____________
[1] Fair value gains and losses recognized in the statement of profit or loss are included in other income (loss).

Disclosure of financial assets and liabilities, at amortized cost	The following tables show the fair value of financial instruments carried at amortized cost. They do not include financial assets and financial liabilities not measured at fair value where the carrying amount approximates fair value, which includes cash and cash equivalents, loans to credit institutions
(included in debt securities), consumer receivables, settlement and trade receivables, payables to merchants, repurchase agreement liabilities (included in notes payable and other borrowings) and other liabilities.

Financial Instruments	December 31, 2025
Assets	Carrying Amount	Level 1	Level 2	Level 3	Balance at Fair Value
Treasury bills chargeable at central banks .................................	$1,908	$1,909	$—	$—	$1,909
Bonds and other interest bearing securities .........................	60	60	—	—	60
Total financial assets .....................	$1,968	$1,969	$—	$—	$1,969
Liabilities
Consumer deposits .......................	$13,003	$—	$13,188	$—	$13,188
Subordinated liabilities ................	184	—	206	—	206
Senior unsecured bonds .............	326	—	327	—	327
Commercial papers ......................	84	—	84	—	84
Total financial liabilities .................	$13,597	$—	$13,806	$—	$13,805

Financial Instruments	December 31, 2024
Assets	Carrying Amount	Level 1	Level 2	Level 3	Balance at Fair Value
Treasury bills chargeable at central banks ..................................	$673	$668	$—	$—	$668
Bonds and other interest bearing securities ..........................	11	11	—	—	11
Total financial assets ......................	$684	$679	$—	$—	$679
Liabilities
Consumer deposits ........................	$9,510	$—	$9,671	$—	$9,671
Subordinated liabilities .................	171	—	175	—	175
Senior unsecured bonds ..............	136	—	136	—	136
Commercial papers .......................	13	—	14	—	14
Total financial liabilities ..................	$9,830	$—	$9,996	$—	$9,996

Disclosure of gains or losses on financial instruments	The table below represents net results from categories of the following financial instruments for the years ending December 31, 2025 and 2024.

	2025	2024
Financial instruments mandatory measured at fair value through profit or loss .......	$(127)	$(152)
Financial assets measured at amortized cost ....................................................................	$2,567	2,091
Financial liabilities measured at amortized cost ...............................................................	$(611)	(527)
Currency exchange gains/losses ..........................................................................................	$(102)	78
Total .............................................................................................................................................	$1,726	$1,490